MARKETABLE SECURITIES (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure Of Detailed Information About Marketable Securities [Abstract]
Disclosure of the movement in marketable securities

	December 31, 2018	December 31, 2017
	$	$
Balance, beginning of year	114,001	148,944
Additions	22,674	5,295
Disposals	(63,445)	(72,132)
Fair value adjustments	(43,688)	31,894
Balance, end of year	29,542	114,001